Investments (Tables) - The Magna Group of Companies Retirement Savings Plans	12 Months Ended
Dec. 31, 2025
Investments
Schedule of fair value hierarchy of investments

The following tables set forth by level within the fair value hierarchy the Plan’s investments (in thousands):

December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$149,507	$—	$—	$149,507
Employer securities	274,071	—	—	274,071
Mutual funds	149,507	—	—	149,507
Deferred income annuities	—	—	3,173	3,173
Life insurance policies	—	—	34	34
Total investments, at fair value	423,578	—	3,207	426,785
Common/Collective Trusts				1,979,988
Pooled Separate Accounts				237,548
Stable Value Fund				143,649
Total investments, at net asset value				2,361,185
Fully Benefit-Responsive Investment Contract				3,293
Total investments, at contract value				3,293
Total Investments				$2,791,263

December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$558,664	$—	$—	$558,664
Employer securities	231,299	—	—	231,299
Deferred income annuities	—	—	3,215	3,215
Life insurance policies	—	—	32	32
Total investments, at fair value	789,963	—	3,247	793,210
Common/Collective Trusts				1,245,859
Pooled Separate Accounts				214,875
Stable Value Fund				153,245
Total investments, at net asset value				1,613,979
Total Investments				$2,407,189

Schedule of summary of changes in the fair values of the Level 3 investments	The tables below set forth a summary of changes in the fair values of the Plan’s Level 3 investments for the years ended December 31, 2024 and 2023 (in thousands):

Year ended December 31, 2025
	Deferred Income	Life Insurance
	Annuities	Policies
Balance, beginning of year	$3,215	$32
Purchases	683	2
Sales	(725)	—
Balance, end of year	$3,173	$34

Year ended December 31, 2024
	Deferred Income	Life Insurance
	Annuities	Policies
Balance, beginning of year	$2,960	$38
Purchases	1,147	—
Sales	(892)	(6)
Balance, end of year	$3,215	$32